Annual Operating Expenses {- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-21 - Templeton Developing Markets Trust	Nov. 09, 2020
Class A
Operating Expenses:
Management fees	1.04%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.53%	[1]
Fee waiver and/or expense reimbursement	(0.14%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.39%	[1],[2]
Class C
Operating Expenses:
Management fees	1.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	2.28%	[1]
Fee waiver and/or expense reimbursement	(0.14%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.14%	[1],[2]
Class R
Operating Expenses:
Management fees	1.04%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.23%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.78%	[1]
Fee waiver and/or expense reimbursement	(0.14%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.64%	[1],[2]
Class R6
Operating Expenses:
Management fees	1.04%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.16%	[1]
Fee waiver and/or expense reimbursement	(0.15%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.01%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	1.04%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.28%	[1]
Fee waiver and/or expense reimbursement	(0.14%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.14%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.13% until April 30, 2021. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.